RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Revenues	$ 16,957	$ 13,747
Expenses:
Cost of revenues	4,665	3,829
Operating expenses:
Research and development, net	5,227	3,468
Sales and marketing, net	5,886	3,259
General and administrative	2,158	2,027
Transactions With Related Parties [Member]
Related Party Transaction [Line Items]
Revenues	8,630	11,503
Expenses:
Cost of revenues	93	84
Operating expenses:
Research and development, net	183	75
Sales and marketing, net	95	54
General and administrative	109	159
Capital expenses	$ 9